19. SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Notes
19. SUPPLEMENTAL CASH FLOW INFORMATION

19.  SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Cash paid for interest	-	-	-	-
Cash paid for income taxes	-	-	-	-
	-	-	-	-

On April 26, 2017, the Company issued a total of 70,000 finder’s warrants with a fair value of $11,614 (Note 11).

On December 28, 2017, the Company completed the acquisition of all the common shares of HealthTab through shares to be issued of $973,333 and an asset acquisition liability of $100,000 (Note 4).

During the year ended December 31, 2017, the Company wrote-off inventory in the amount of $745,977 (2016 - $291,794, six months ended December 31, 2015 - $Nil, year ended June 30, 2015 - $Nil).

On December 10, 2014, the Company issued a total of 152,147 finder’s warrants with a fair value of $67,533 (Note 11).

During the year ended June 30, 2015, the Company recognized an impairment of intellectual property in the amount of $476,000.